Schedule of discontinued cash flows (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Net cash used in operating activities	$ (2,177)	$ (1,880)
Net cash used in financing activities	(82)	(200)
Net cash provided by investing activities	(23)	(615)
Effect of exchange rate changes on cash and cash equivalents	(20)	60
Net change in cash and cash equivalents	(2,302)	(2,635)
Cash and cash equivalents – Beginning of period	7,307	16,393
Cash and cash equivalents – End of period	5,005	13,758
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net cash used in operating activities	(441)	(1,478)
Net cash used in financing activities	300	1,684
Net cash provided by investing activities		1
Effect of exchange rate changes on cash and cash equivalents	7	61
Net change in cash and cash equivalents	(134)	268
Cash and cash equivalents – Beginning of period	164	353
Cash and cash equivalents – End of period	$ 30	$ 621